CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net (loss)/income	¥ 132,284	$ 20,757	¥ (151,692)	¥ (123,834)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	15,985	2,508	21,054	19,888
Shared-based compensation	55,910	8,773	98,378	128,197
(Gain)/loss from disposal of property, equipment and software	667	105	674	(1,518)
Equity in loss of affiliates	16,237	2,548	3,834	3,221
Changes in fair value for equity securities	(59,690)	(9,367)	53,683	(68,555)
Inventory write—downs	25,696	4,032	40,609	3,608
Foreign exchange loss/(income)	6,701	1,052	(6,417)	13,706
Amortization of right of use assets	3,908	613	15,732	19,430
Change in estimate of refund payable to members	(2,617)	(411)	(23,521)	(379,370)
Loss/(gain) on disposal of long-term investments and subsidiaries	(112,354)	(17,631)	1,610
Allowance for credit losses	24,045	3,773	13,089
Cash dividend received			204	190
Deferred income tax	42,698	6,700	28,840	(30,020)
Changes in operating assets and liabilities:
(Increase)/decrease in accounts receivable	39,516	6,201	(154,413)	(4,525)
Decrease in inventories	25,036	3,929	251,998	243,613
(Increase)/decrease in advance to suppliers	39,005	6,121	(16,547)	(38,773)
Decrease in prepaid expenses and other current assets	47,602	7,471	78,143	60,654
Increase in other non-current assets	(1,592)	(250)	(4,867)	(278)
(Increase)/decrease in amounts due from related parties	2,574	404	1,793	(6,453)
Decrease in accounts payable	(212,735)	(33,383)	(205,824)	(674,414)
Increase/(decrease) in refund payable to members	(634)	(100)	1,036	10,229
Decrease in incentive payables to members	(46,558)	(7,306)	(72,316)	(37,459)
Decrease in member management fees payable	(30,271)	(4,750)	(32,514)	(30,029)
(Decrease)/increase in deferred revenue	54,884	8,612	(130,853)	(365,147)
Increase/(decrease) in amount due to related parties	(7,359)	(1,155)	4,693	6,851
Increase/(decrease) in other payable and accrued liabilities	(84,929)	(13,327)	(77,920)	133,972
Net cash used in operating activities	(25,991)	(4,081)	(261,514)	(1,116,816)
Cash flows from investing activities:
Purchase of property, equipment and software	(86,983)	(13,647)	(84,403)	(28,184)
Proceeds from disposal of property, equipment and software	2,383	374	1,845	3,041
Cash paid for short term investments	(377,756)	(59,278)	(1,774,781)	(4,793,867)
Cash received from maturity of short term investments	126,598	19,866	2,492,613	5,028,793
Cash paid for factorings services	(194,070)	(30,454)	(57,913)	(42,467)
Cash received from factorings services	169,000	26,520	36,407	10,000
Cash paid for loans provided to third parties	(159,200)	(24,982)	(93,755)	(171,855)
Cash received from repayment of loans provided to third parties	65,023	10,203	61,869
Cash received from disposal of long-term investments	135,864	21,320	3,344
Impact to cash resulting from deconsolidation of subsidiaries	4,123	647	(7,144)
Cash paid for long-term investments	(198,777)	(31,192)	(27,067)	(120,944)
Net cash (used in)/generated from investing activities	(513,795)	(80,623)	551,015	(115,483)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon Initial Public Offering, net of issuance costs	0			737,297
Net proceeds from exercise of share options	1,008	158	6,995	1,080
Cash paid for repurchase of common stocks	(220)	(35)	(23,171)	(117,371)
Cash paid to non-controlling shareholders for acquisition of equity shares in subsidiaries	(1,198)	(188)
Cash dividend paid to a non-controlling shareholder	(261)	(41)
Capital injection from non-controlling shareholders	208	33	2,300	2,400
Net cash generated from/(used in) financing activities	(463)	(73)	(13,876)	623,406
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(19,763)	(3,101)	(53,624)	11,390
Net (decrease)/increase in cash, cash equivalents and restricted cash	(560,012)	(87,878)	222,001	(597,503)
Cash, cash equivalents and restricted cash at beginning of the year	1,189,744	186,697	967,743	1,565,246
Cash, cash equivalents and restricted cash at the end of the year	629,732	98,819	1,189,744	967,743
Supplemental disclosure of cash flow information
Cash paid for income tax	7,979	1,252	4,251	13,413
Supplemental schedule of non-cash investing and financing activities
Accretion on convertible redeemable preferred shares to redemption value	0	0	0	1,532,013
Payable for capital expenditure	0		0	94
Net settlement between factoring receivables and payables	33,182	5,207	23,507	15,901
Additional Cash Flow Elements [Abstract]
Cash and cash equivalents	567,204	89,007	1,063,900	883,369
Restricted cash(Note 2.9)	62,528	9,812	125,844	84,374
Cash, cash equivalents and restricted cash at the end of the year	¥ 629,732	$ 98,819	¥ 1,189,744	¥ 967,743